Pension schemes (Tables)	12 Months Ended
Dec. 31, 2024
Pension schemes
Schedule of pension expense excluding interest amounts

	2022 GBPm	2023 GBPm	2024 GBPm
Defined benefit pension expense	19	5	4
Defined contribution pension expense	131	137	140
Total	150	142	144

Schedule of defined benefit pension schemes

	2022			2023			2024
	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm
Service cost	16	3	19	2	3	5	1	3	4
Defined benefit pension expense	16	3	19	2	3	5	1	3	4
Net interest on net defined benefit pension balance	4	1	5	1	-	1	-	1	1
Net defined benefit pension expense	20	4	24	3	3	6	1	4	5

Summary of defined benefit pension assumptions

AS AT 31 DECEMBER	2022		2023		2024
	UK	US	UK	US	UK	US
Discount rate	4.90%	5.35%	4.60%	5.05%	5.55%	5.55%
Inflation	3.20%	2.50%	3.05%	2.50%	3.15%	2.50%

Summary of average life expectancy assumptions

AS AT 31 DECEMBER 2022	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	87	86	90	89

AS AT 31 DECEMBER 2023	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	88	88
Member currently aged 45 years	86	86	90	89

AS AT 31 DECEMBER 2024	Male average life expectancy		Female average life expectancy
	UK	US	UK	US
Member currently aged 60 years	85	86	89	88
Member currently aged 45 years	86	86	90	89

Amounts recognised in the statement of financial position in respect of defined

	2023			2024
	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm
Defined benefit obligation
At start of year	(2,887)	(865)	(3,752)	(2,984)	(822)	(3,806)
Service cost	(2)	(3)	(5)	(1)	(3)	(4)
Interest on pension scheme liabilities	(138)	(43)	(181)	(133)	(40)	(173)
Actuarial (losses)/gains on financial assumptions	(61)	(19)	(80)	301	20	321
Actuarial (losses)/gains arising from experience assumptions	(16)	5	(11)	(20)	(3)	(23)
Contributions by employees	(8)	-	(8)	(7)	-	(7)
Benefits paid	128	57	185	134	61	195
Exchange translation differences	-	46	46	-	(16)	(16)
At end of year	(2,984)	(822)	(3,806)	(2,710)	(803)	(3,513)

Fair value of scheme assets
At start of year	2,852	854	3,706	2,937	834	3,771
Interest income on plan assets	137	43	180	133	39	172
Return on assets excluding amounts included in interest income	1	34	35	(240)	(33)	(273)
Contributions by employer	67	6	73	41	7	48
Contributions by employees	8	-	8	7	-	7
Benefits paid	(128)	(57)	(185)	(134)	(61)	(195)
Exchange translation differences	-	(46)	(46)	-	14	14
At end of year	2,937	834	3,771	2,744	800	3,544

Opening net balance	(35)	(11)	(46)	(47)	12	(35)
Service cost	(2)	(3)	(5)	(1)	(3)	(4)
Net interest on net defined benefit balance	(1)	-	(1)	-	(1)	(1)
Contributions by employer	67	6	73	41	7	48
Actuarial (losses)/gains	(76)	20	(56)	41	(16)	25
Exchange translation differences	-	-	-	-	(2)	(2)
Net pension balance	(47)	12	(35)	34	(3)	31
Impact of asset ceiling	(6)	(22)	(28)	(4)	(6)	(10)
Overall net pension balance	(53)	(10)	(63)	30	(9)	21

Summary of net pension obligations and net pension assets

	2023 GBPm	2024 GBPm
Net pension asset recognised	119	186
Net pension obligation	(182)	(165)
Overall net pension balance	(63)	21

Amounts recognized in statement of comprehensive income

	2022 GBPm	2023 GBPm	2024 GBPm
Gains and losses arising during the year:
Experience losses on scheme liabilities	(88)	(11)	(23)
Experience (losses)/gains on scheme assets	(1,820)	35	(273)
Actuarial gains/(losses) on the present value of scheme liabilities due to changes in:
– discount rates	2,000	(145)	374
– inflation	32	15	(36)
– other actuarial assumptions	1	50	(17)
	125	(56)	25

Summary of fair value of scheme assets

FAIR VALUE OF SCHEME ASSETS	2023			2024
	UK GBPm	US GBPm	Total GBPm	UK GBPm	US GBPm	Total GBPm
Equities¹	431	3	434	419	2	421
Liability matching assets²	1,760	804	2,564	1,716	784	2,500
Property funds and ground leases³	406	-	406	172	-	172
Direct lending and multi-asset credit funds	229	-	229	333	-	333
Cash and cash equivalents⁴	98	27	125	96	14	110
Other	13	-	13	8	-	8
Total	2,937	834	3,771	2,744	800	3,544
(1)	Assets are held in unquoted funds which invest in equities with quoted prices.
(2)	Within the UK scheme are asset backed securities totalling £481m (2023: £247m), other credit assets of £487m (2023: £452m) and government bonds totalling £1,881m (2023: £1,962m) offset by forward foreign currency contracts of £2m (2023: £4m) and short-term sale and repurchase agreements totalling £1,131m (2023: £910m) whereby the UK scheme funds the purchase of government bonds using existing bonds as security. In the US, the assets primarily relate to government bonds, corporate bonds and interest rate swaps. Of the gross assets, £2,049m (2023: £2,169m) are assets with quoted prices in active markets.
(3)	Assets without quoted prices in active markets.
(4)	Includes £44m (2023: £83m) of assets with quoted prices in an active market. The remainder are held in funds which do not have quoted prices.

Sensitivity analysis of actuarial assumptions

GBPm
Increase/decrease of 0.5% in discount rate	124
Increase/decrease of 0.25% in the expected inflation rate	55
Increase/decrease of one year in assumed life expectancy	55